Intangible Assets (Details 1)	Jun. 30, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 15,511
2017	15,511
2018	15,511
2019	10,431
2020	10,431
Total	$ 67,395